Deferred income taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Deferred income taxes

15Deferred income taxes

a)Reconciliation of total tax recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2021	2020
	$	$
	(Recast – note 2)

Loss before income taxes (recast – note 2)	(36,589)	(26,059)

Income tax rate	28.50%	28.50%

	(10,428)	(7,427)
Effect on income taxes of:
Non-deductible share-based compensation	650	343
Unrecognized temporary differences	9,749	7,055
Other non-deductible items	29	29

Income tax recovery	–	–

(23)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

15Deferred income taxes (continued)

Deferred income tax

The significant components of the Corporation’s deferred income tax are as follows:

	2021	2020
	$	$
(Recast – note 2)
Deferred income tax liabilities:
Intangibles	–	–

Deferred income tax assets:
Non-capital losses	–	–

Net deferred income tax liability	–	–

The following reflects the balance of temporary differences for which no deferred income tax asset (liability) has been recognized:

	2021	2020
	$	$
	(Recast – note 2)
Non-capital losses	108,935	82,124
SR&ED expenditures	39,072	29,460
Non-refundable investment tax credits	5,189	5,053
Deductible share issuance costs	4,829	3,151
Long-term debt	18,248	6,707
Lease obligation	395	272
Property and equipment	78	(178)

a)Non-capital losses

As at December 31, 2021, the Corporation had approximately $109,107 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$
For the year ending December 31, 2025	782
2026	861
2027	1,150
2028	1,385
2029	516
2030	2,066
2031	3,982
2032	3,216
2033	3,443
2034	2,879
2035	4,389
2036	4,014
2037	7,441

(24)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

15Deferred income taxes (continued)

a)Non-capital losses (continued)

2038	10,516
2039	13,716
2040	19,075
2041	29,505
108,935

b)Scientific research and experimental development expenditures

The Corporation has approximately $39,075 of unclaimed SR&ED expenditures, which may be carried forward indefinitely and used to reduce taxable income in future years. The potential income tax benefits associated with the unclaimed SR&ED expenditures have not been recognized in the accounts as realization is not considered probable.

c)Non -refundable investment tax credits

The Corporation also has approximately $5,189 in non-refundable federal investment tax credits which may be carried forward to reduce taxes payable. These tax credits will be fully expired by 2040. The benefit of these tax credits has not been recorded in the accounts as realization is not considered probable.